Document and Entity Information	Aug. 31, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001825024
Document Type	8-K
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	Supernova Partners Acquisition Company, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	PMB 1044
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20016
City Area Code	(202)
Local Phone Number	918-7050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Third Of One Warrant To Purchase One Class A Common Stock 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one warrant to purchase one Class A common stock
Trading Symbol	SPNV.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SPNV
Security Exchange Name	NYSE
Warrants To Purchase Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	SPNV WS
Security Exchange Name	NYSE